STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Oct. 14, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Revenues:
Rental	$ 45,448		$ 33,304		$ 127,993
Recoveries from customers	6,131		2,674		13,674
Cloud and managed services	5,242		4,074		14,443
Other	1,124		410		2,116
Total revenues	57,945		40,462		158,226
Operating Expenses:
Property operating costs	20,369		13,482		53,121
Real estate taxes and insurance	1,377		1,016		3,713
Depreciation and amortization	15,210		11,238		42,274
General and administrative	11,045		8,457		33,296
Transaction costs	(195)		66		958
Restructuring charge	226				1,272
Total operating expenses	48,032		34,259		134,634
Operating income	9,913		6,203		23,592
Other income and expenses:
Interest income			1		8
Interest expense	(5,410)		(2,049)		(9,683)
Other (expense) income, net	(470)		(153)		(580)
Income (loss) before gain on sale of real estate			4,002
Income (loss) before taxes	4,033				13,337
Tax expense of taxable REIT subsidiaries	(27)				(82)
Net income (loss)	4,006		4,002		13,255
Net income attributable to noncontrolling interests	(849)		(848)		(2,810)
Net income (loss) attributable to QTS Realty Trust, Inc	3,157		3,154		10,445
Unrealized gain (loss) on swap			74
Comprehensive income (loss)	3,157		3,228		10,445
Net income per share attributable to common shares:
Basic	$ 0.11		$ 0.11		$ 0.36
Diluted	$ 0.11		$ 0.11		$ 0.36
Weighted average common shares outstanding:
Basic	29,016,774		28,972,774		29,006,620
Diluted	37,251,769	[1]	36,794,215	[2]	37,039,603 [1]
Historical Predecessor [Member]
Revenues:
Rental						37,595	106,184	112,002	120,758	104,051
Recoveries from customers						3,603	9,925	10,424	9,294	12,154
Cloud and managed services						4,393	12,828	13,457	14,497	12,173
Other						429	1,521	1,542	1,210	2,018
Total revenues						46,020	130,458	137,425	145,759	130,396
Operating Expenses:
Property operating costs						15,638	44,930	47,268	51,506	57,900
Real estate taxes and insurance						1,101	3,304	3,476	3,632	2,621
Depreciation and amortization						12,136	34,197	36,120	34,932	26,165
General and administrative						10,097	29,387	30,726	35,986	28,470
Transaction costs								52	897
Gain on legal settlement										(3,357)
Restructuring charge									3,291
Total operating expenses						38,972	111,818	117,642	130,244	111,799
Operating income						7,048	18,640	19,783	15,515	18,597
Other income and expenses:
Interest income						4	17	17	61	71
Interest expense						(4,343)	(15,977)	(16,675)	(25,140)	(19,713)
Other (expense) income, net							(3,277)	(3,277)	(1,151)	136
Income (loss) before gain on sale of real estate								(152)	(10,715)	(909)
Gain on sale of real estate									948
Income (loss) before taxes						2,709	(597)
Net income (loss)						2,709	(597)	(152)	(9,767)	(909)
Net income (loss) attributable to QTS Realty Trust, Inc						2,709	(597)	(152)	(9,767)	(909)
Unrealized gain (loss) on swap						8	220	220	(766)
Comprehensive income (loss)						2,717	(377)	68	(10,533)	(909)
Qualitytech, LP [Member]
Revenues:
Rental	45,448				127,993	37,595	106,184		120,758	104,051	145,306
Recoveries from customers	6,131				13,674	3,603	9,925		9,294	12,154	13,098
Cloud and managed services	5,242				14,443	4,393	12,828		14,497	12,173	17,531
Other	1,124				2,116	429	1,521		1,210	2,018	1,952
Total revenues	57,945				158,226	46,020	130,458		145,759	130,396	177,887
Operating Expenses:
Property operating costs	20,369				53,121	15,638	44,930		51,506	57,900	60,750
Real estate taxes and insurance	1,377				3,713	1,101	3,304		3,632	2,621	4,492
Depreciation and amortization	15,210				42,274	12,136	34,197		34,932	26,165	47,358
General and administrative	11,045				33,296	10,097	29,387		35,986	28,470	39,183
Transaction costs	(195)				958				897		118
Gain on legal settlement										(3,357)
Restructuring charge	226				1,272				3,291
Total operating expenses	48,032				134,634	38,972	111,818		130,244	111,799	151,901
Operating income	9,913				23,592	7,048	18,640		15,515	18,597	25,986
Other income and expenses:
Interest income					8	4	17		61	71	18
Interest expense	(5,410)				(9,683)	(4,343)	(15,977)		(25,140)	(19,713)	(18,724)
Other (expense) income, net	(470)				(580)		(3,277)		(1,151)	136	(3,430)
Income (loss) before gain on sale of real estate									(10,715)	(909)	3,850
Gain on sale of real estate									948
Income (loss) before taxes	4,033				13,337	2,709	(597)
Tax expense of taxable REIT subsidiaries	(27)				(82)
Net income (loss)	4,006				13,255	2,709	(597)		(9,767)	(909)	3,850
Net income (loss) attributable to QTS Realty Trust, Inc						2,709
Unrealized gain (loss) on swap						8	220		(766)		294
Comprehensive income (loss)	$ 4,006				$ 13,255	$ 2,717	$ (377)		$ (10,533)	$ (909)	$ 4,144
Weighted average common shares outstanding:
Diluted	8,104,000		7,821,000		7,939,000

[1]	Includes 8,104 and 7,939 units of the Operating Partnership as of the three and nine months ended September 30, 2014, respectively.
[2]	Includes 7,821 shares of the Operating Partnership